General (Details) - USD ($) $ in Millions			6 Months Ended
	Jan. 13, 2020	Jun. 03, 2019	Jun. 30, 2021
General (Details) [Line Items]
Number of holding			27.76%
Stock capital, percentage	90.00%
Payment of golden grand value (in Dollars)		$ 3.0
Milestones been achieved (in Dollars)		$ 1.8
Eventer technology Ltd [Member[
General (Details) [Line Items]
Diluted basis, Percentage			47.69%
Gix Internet Ltd [Member]
General (Details) [Line Items]
Ownership interest, percentage			33.17%
Polyrison Ltd [Member]
General (Details) [Line Items]
Ownership interest, percentage			35.86%
Jeff’s Brands Ltd [Member]
General (Details) [Line Items]
Ownership interest, percentage			50.03%
Automax Ltd [Member]
General (Details) [Line Items]
Ownership interest, percentage			4.73%
Elbit Imaging Ltd [Member]
General (Details) [Line Items]
Ownership interest, percentage			5.10%
Maris-Tech Ltd [Member]
General (Details) [Line Items]
Ownership interest, percentage			2.09%
Safe Foods, Inc [Member]
General (Details) [Line Items]
Ownership interest, percentage			0.47%